COMMITMENTS AND CONTINGENCIES (Details Narrative)		1 Months Ended
	Oct. 15, 2021 USD ($) $ / shares shares	Aug. 31, 2021 integer	Feb. 15, 2021 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Oct. 31, 2021 shares
Issuance of Common Share				9,419,660	9,419,660
Corporate Advisory Agreement [Member]
First completion of Phase | integer		1
Percentage of fees first phase per transaction		6.00%
Second completion of Phase | integer		3
Percentage of fees Second phase per transaction		3.00%
Description of phases transaction		50% in cash, and 50% in equity
Investor Public Relations [Member]
Vesting shares			5,000
Vest on Anniversary Eight Month			2,500
Vest on Anniversary Twelve Month			2,500
consulting services | $			$ 15,000
Issuance of Common Share	2,500					2,500
Restricted Shares			10,000
Per share Price | $ / shares	$ 4.15
Total Expense | $	$ 10,375